Annual Total Returns[BarChart] - Federated Hermes Total Return Government Bond Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.66%	3.07%	(2.51%)	3.90%	0.46%	1.19%	2.50%	1.16%	6.32%	8.19%